UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)

February 14, 2023

JER CRE CDO 2005-1, Limited

(Exact name of securitizer as specified in its charter)

025-01048	0001549982
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lawrence S. Block (212) 705-5090

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to SEC Rule 15Ga-1(c)(3), the reporting obligations of JER CRE CDO 2005-1, Limited (the “Securitizer”) terminated. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the Securitizer occurred on November 3, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Lawrence S. Block
Name: Lawrence S. Block Title: Director

Date: February 14, 2023